FEDERATED MDT SERIES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

SEPTEMBER 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED MDT SERIES (the “Trust”)
Federated MDT All Cap Core Fund
Federated MDT Large Cap Value Fund
Federated MDT Mid Cap Growth Fund
Federated MDT Tax Aware/All Cap Core Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Federated MDT Small Cap Value Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
1933 Act File No. 333-134468
1940 Act File No. 811-21904

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 8 on September 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary